Supplement to the
Fidelity® Mid Cap Value Fund
Class A, Class M, Class C and Class I
April 1, 2017
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

The following information replaces similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Kevin Walenta (portfolio manager) has managed the fund since June 2017.

The following information replaces the biographical information found in the “Fund Management” section under the heading “Portfolio Manager(s)”.

Kevin Walenta is portfolio manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Walenta has worked as an equity research analyst and portfolio manager.

Effective August 21, 2017, the following information replaces similar information found in the “Fund Services” section under the “Fund Distribution” heading.

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Effective August 1, 2017, the following information replaces similar information found in the “Fund Services” section under the “Fund Distribution” heading.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

Effective August 1, 2017, the following information replaces similar information found in the “Fund Services” section under the “Fund Distribution” heading.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

AMCV-17-04 1.847513.119	June 9, 2017

Supplement to the
Fidelity® Mid Cap Value Fund
Class Z
April 8, 2017
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Kevin Walenta (portfolio manager) has managed the fund since June 2017.

The following information replaces the biographical information found in the “Fund Management” section under the heading “Portfolio Manager(s)”.

Kevin Walenta is portfolio manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Walenta has worked as an equity research analyst and portfolio manager.

AMCVZ-17-01 1.9884105.100	June 9, 2017

Supplement to the
Fidelity® Mid Cap Value Fund
April 1, 2017
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Kevin Walenta (portfolio manager) has managed the fund since June 2017.

The following information replaces the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Kevin Walenta is portfolio manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Walenta has worked as an equity research analyst and portfolio manager.

MCV-17-01 1.918612.107	June 9, 2017

Supplement to the
Fidelity® Mid Cap Value K6 Fund
April 19, 2017
Prospectus

Court Dignan no longer serves as portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Kevin Walenta (portfolio manager) has managed the fund since June 2017.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Kevin Walenta is portfolio manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Walenta has worked as an equity research analyst and portfolio manager

MCVK6-17-01 1.9884103.100	June 9, 2017

Supplement to the
Fidelity Flex℠ Mid Cap Value Fund
February 17, 2017
Prospectus

Court Dignan no longer serves as portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Justin Bennett (co-manager), Katherine Buck (co-manager), Matthew Friedman (co-manager), John Mirshekari (co-manager), Laurie Mundt (co-manager), and Shadman Riaz (co-manager) have managed the fund since June 2017.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Justin Bennett is co-manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Bennett has worked as a research analyst and portfolio manager.

Katherine Buck is co-manager of the fund, which she has managed since June 2017. She also manages other funds. Ms. Buck joined Fidelity Investments in 1996 and worked as a research analyst and portfolio manager until 2006. She rejoined Fidelity Investments in December 2010, as a portfolio manager, after working as a portfolio manager for Magnetar Capital from 2006 to 2008 and as managing director for Wintrust Capital, LLC from 2008 to 2010.

Matthew Friedman is co-manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

John Mirshekari is co-manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Laurie Mundt is co-manager of the fund, which she has managed since June 2017. She also manages other funds. Since joining Fidelity Investments in 2008, Ms. Mundt has worked as a research analyst and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

ZMV-17-01 1.9884104.100	June 9, 2017